Capital Stock - Schedule of Ordinary Shares Outstanding (Details) - Ordinary Shares [Member] - shares shares in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Ordinary Shares Outstanding [Line Items]
Ordinary shares outstanding, Beginning		1,307	1,210	460
Issuance of ordinary shares	[1],[2]	189		3
Share-based payments			2	3
Preferred shares conversion	[3]			198
Acquisition of subsidiaries	[4]			504
Changes in non-controlling interests	[5]			42
Restricted stock vested		4
Conversion from non-controlling shareholders	[6]		3
Conversion of convertible promissory notes	[6],[7]	500	16
Conversion of November PIPE convertible notes	[6]		73
Issuance of ordinary shares to Blue Ocean shareholders	[8]		3
Issuance of ordinary shares to Green Quest shareholders	[9]	28
Issuance of ordinary shares to Tumim ELOC SPA	[10]	400
Equity Compensation for consulting services agreements	[11]	17
Issuance of ordinary shares to settle subsidiary’s debt	[12]	111
Ordinary shares outstanding, Ending		2,556	1,307	1,210

[1]	In 2022, the Company raise additional capital through private placement by issuing 1,662 shares at a subscription price of $180.345095 per share for a total of $299,814, the alteration registration was completed on May 21, 2023. In 2023, the Company raise additional capital through private placement by issuing 1,226 shares at a subscription price of $180.346180 per share and 709 shares at subscription price of $112.886414 per share for a total of $221,134 and $80,069, respectively, and the alteration registration was completed on May 21, and June 2, 2023, respectively.
[2]	In 2025, the Company raise additional capital through private placement by issuing 113,636 shares at a subscription price of $8.8 per share and 75,781 shares at subscription price of $6.598 per share for a total of $1,000,000 and $500,000, respectively, and the alteration registration was completed on August 29, and October 17, 2025, respectively.
[3]	On May 22, 2023, all series of preferred shares had been converted to ordinary shares at a 1:1 conversion ratio amounted to $26,911,070.
[4]	In 2023, the Company issued 1,861 and 501,789 shares as equity consideration to acquire SC and MG, respectively. Please refer to Note 13 b) and Note 32 for details.
[5]	In 2023, the Company issued 12 and 30 thousand shares to acquire interests of POLYDICE and AD2, respectively, from non-controlling interests.
[6]	In connection with the closing of the Merger with Blue Ocean, the Company issued 95 thousand ordinary shares upon recapitalization, the following table illustrates the reconciliation of the number of shares and capital surplus due to issuance of Company’s ordinary shares upon recapitalization:
[7]	As of December 31, 2025, the 3i Promissory Note were converted into 500,111 ordinary shares. Please refer to Note 13 d) iii) for details.
[8]	At the closing of the Merger, the Company shall issue a total of 139 thousand ordinary shares to the public (3 thousand shares) and sponsor (136 thousand shares) shareholders of Blue Ocean, of which the Founder Shares in Blue Ocean agreed in the Sponsor Lock-up and Support Agreement to defer receiving 136 thousand shares from the Company. As of December 31, 2024, only 3 thousand shares were issued to the public shareholders of Blue Ocean at closing. Please refer to Note 35 for details.
[9]	In connection with the acquisition of Green Quest in September 2024, the Company issued 27,934 shares on May 7, 2025, for total equity consideration in Q2 2025. Please refer to Note 32 for details.
[10]	On November 25, 2024, the Company entered an Agreement with Tumim (the “Tumim ELOC SPA”) for an equity line of credit up to $30 million (the “Total Commitment”). Pursuant to the Agreement, if the Company, in its sole discretion, drawn down any amount of this line of credit, the Company shall issue TNL Mediagene ordinary shares to settle the drawn down amount and is subject to the terms and conditions as follows: i) Maturity date: The Agreement shall terminate automatically on the earliest to occur of (i) 24-month anniversary of the signing date, and (ii) the date on which the investor shall have received the Total Commitment worth of Shares pursuant to this Agreement. ii) Price per share: the product obtained by multiplying (i) the lowest daily dollar volume-weighted average price on the trading market during the applicable valuation period by (ii) 0.97. iii)Prohibition: The Agreement prohibits the Company from issuing shares to Tumim if such issuance would cause Tumim’s beneficial ownership to exceed the 4.99% limitation. Apart from the equity line of credit, at the signing date of the Agreement, the Company also became obligated to issue a number of the Company’s ordinary shares (the “Commitment Shares”) to Tumim as consideration for its irrevocable commitment for the equity line of credit to the Company. The Commitment Shares is calculated by dividing (i) $450,000, by (ii) the lower of (A) the NASDAQ official closing price of the TNL Mediagene ordinary shares and (B) the average NASDAQ official closing price of the TNL Mediagene ordinary shares for the 5 consecutive trading days, immediately prior to the filing of the initial registration statement by the Company with the commission. The Company accounted for this equity line of credit as a loan commitment, as the Company has not drawn down any amount as of December 31, 2024, no obligation has been established for the Company to deliver its own equity instruments. In addition, the Company is obligated to issue a number of Commitment Shares at inception in exchange for services. The Commitment Shares was accounted under IFRS 2 in equity and first capitalized as a pre-payment for services and amortized over the 24-month contract period from the date of the Agreement. On February 26, 2025, 5,952 shares were issued for the Commitment Shares. During 2025, pursuant to the Agreement, the Company issue 400 thousand shares to settle the drawn down amount.
[11]	The Company entered into two business consulting services agreements with Sagara Group, LLC (“Sagara”). During the term of this Agreement, the Company shall pay to Sagara each month a payment of $18,000 cash and each month a payment of 17,000 ordinary shares of TNL Mediagene until terminated.
[12]	In 2025, for the purpose of settling accounts payable, the Company raised additional capital through a private placement by issuing 110,936 shares at a subscription price of $5.91 per share, for a total of $655,630. The registration of the alteration was completed on October 30, 2025.